Derivative financial instruments - Derivative arrangements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	€ 338.5	€ (391.3)	€ 305.0
Current derivative assets	308.7	212.1	286.3
Current derivative liabilities	189.7	190.5	1.7
Derivative assets available for offset against derivative liabilities under master netting arrangements	72.2
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	4.0	(6.7)	7.9
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0	0.0	0.0
Interest rate swaps [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	1.7	(0.7)	1.6
Interest rate swaps [Member] | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	2.3	(6.0)	6.3
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	519.7	(594.4)	238.9
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0	0.0	0.0
Foreign currency forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	307.0	(187.4)	224.8
Foreign currency forward contracts [Member] | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	212.7	(407.0)	11.9
Foreign currency forward contracts [Member] | After five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)			2.2
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(185.2)	209.8	58.2
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0	0.0	0.0
Commodity forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(189.7)	€ 209.8	€ 58.2
Commodity forward contracts [Member] | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	4.5
Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	€ 0.0